CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Common Stock Class A ordinary shares CNY (¥) shares		Common Stock Class B ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)		Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Shareholders' Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2021		¥ 17,665	[1]			¥ 495,813,924	[1]	¥ 4,148,929	¥ (206,860,320)	¥ 1,974,836	¥ 295,095,034	¥ (7,579,568)	¥ 287,515,466	$ 39,563,441
Opening Balance (in shares) at Jun. 30, 2021	[1]	1,547,415
Capital contribution in non-controlling interests												1,130,000	1,130,000	155,493
Restricted shares issued for services		¥ 986	[1]			8,934,933	[1]				8,935,919		8,935,919	1,229,623
Restricted shares issued for services (in shares)	[1]	86,111
Stock issuance for Pre-Funded warrants		¥ 929	[1]			92,392	[1]				93,321		93,321	12,841
Stock issuance for Pre-Funded warrants (in shares)	[1]	81,667
Cancellation of ordinary shares issued to Starry Lab		¥ (202)	[1]			(27,675,248)	[1]				(27,675,450)		(27,675,450)	(3,808,269)
Cancellation of ordinary shares issued to Starry Lab (in shares)	[1]	(17,575)
Restricted shares issued for management		¥ 83	[1]	¥ 2,604	[1]	39,260,798	[1]				39,263,485		39,263,485	5,402,835
Restricted shares issued for management (in shares)		7,148	[1]	4,100,000
Net income loss for the year									95,586,795		95,586,795	(1,297,400)	94,289,395	12,974,653
Foreign currency translation adjustment										9,332,625	9,332,625		9,332,625	1,284,212
Ending Balance at Jun. 30, 2022		¥ 19,461	[1]	¥ 2,604	[1]	516,426,799	[1]	4,148,929	(111,273,525)	11,307,461	420,631,729	(7,746,968)	412,884,761	56,814,829
Ending Balance (in shares) at Jun. 30, 2022		1,704,766	[1]	4,100,000
Stock issuance		¥ 6,091	[1]			28,168,902	[1]				28,174,993		28,174,993	3,877,008
Stock issuance (in shares)	[1]	490,417
Restricted shares issued for services		¥ 690	[1]			5,805,150	[1]				5,805,840		5,805,840	798,910
Restricted shares issued for services (in shares)	[1]	55,556
Proceeds from Pre-Funded warrants						3,750,282	[1]				3,750,282		3,750,282	516,056
Restricted shares issued for management		¥ 690	[1]	¥ 2,089	[1]	26,188,928	[1]				26,191,707		26,191,707	3,604,099
Restricted shares issued for management (in shares)		55,556	[1]	3,000,000
Net income loss for the year									(59,167,301)		(59,167,301)	(2,309,091)	(61,476,392)	(8,459,433)
Foreign currency translation adjustment										23,819,712	23,819,712		23,819,712	3,277,701
Ending Balance at Jun. 30, 2023		¥ 26,932	[1]	¥ 4,693	[1]	580,340,061	[1]	4,148,929	(170,440,826)	35,127,173	449,206,962	(10,056,059)	439,150,903	60,429,170
Ending Balance (in shares) at Jun. 30, 2023		2,306,295	[1]	7,100,000
Stock issuance		¥ 71,799	[1]			77,639,734	[1]				77,711,533		77,711,533	10,693,464
Stock issuance (in shares)	[1]	5,555,559
Restricted shares issued for services						1,070,143	[1]				1,070,143		1,070,143	147,258
Proceeds from Pre-Funded warrants | ¥	[1]	¥ 859				(859)
Proceeds from Pre-Funded warrants (in shares)	[1]	65,278
Restricted shares issued for management		¥ 44	[1]			22,427,638	[1]				22,427,682		22,427,682	3,086,154
Restricted shares issued for management (in shares)	[1]	60,827
Net income loss for the year									(49,871,259)		(49,871,259)	(1,564,581)	(51,435,840)	(7,077,806)
Foreign currency translation adjustment										2,009,476	2,009,476		2,009,476	276,513
Ending Balance at Jun. 30, 2024		¥ 99,634	[1]	¥ 4,693	[1]	¥ 681,476,717	[1]	¥ 4,148,929	¥ (220,312,085)	¥ 37,136,649	¥ 502,554,537	¥ (11,620,640)	¥ 490,933,897	$ 67,554,753
Ending Balance (in shares) at Jun. 30, 2024		7,987,959	[1]	7,100,000

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.